Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Short Term Borrowings

Short term borrowings as of December 31, 2018, 2017 and 2016, and the related maximum amounts outstanding at the end of any month in each of the three years ended, are presented below.

(Dollars in thousands)	December 31,			Maximum Outstanding at Any Month End
	2018	2017	2016	2018	2017	2016
Securities sold under
agreements to
repurchase	$2,911	$9,769	$4,496	$4,620	$9,769	$6,018
Short-term borrowings
with FHLB:
Overnight advances	11,600	12,000	27,700	29,238	30,721	32,300
	$14,511	$21,769	$32,196	$33,858	$40,490	$38,318

The following table presents supplemental information related to short-term borrowings.

	Securities sold under agreements			Short-term borrowings with
(Dollars in thousands)	to repurchase			Federal Home Loan Bank
	2018	2017	2016	2018	2017	2016
Amount outstanding
as of December 31	$2,911	$9,769	$4,496	$11,600	$12,000	$27,700
Weighted average interest
rate as of December 31	2.13%	0.32%	0.18%	2.62%	1.54%	0.74%
Average amount out-
standing during the year	4,177	4,823	4,712	9,906	25,476	15,696
Weighted average interest
rate during the year	1.49%	0.64%	0.11%	1.92%	1.16%	0.60%

Summary of the Scheduled Maturities of Long-Term Debt

The following table summarizes the scheduled maturities of long-term debt as of December 31, 2018.

(Dollars in thousands)
	Scheduled	Weighted Average
Year	Maturities	Interest Rate
2019	15,000	1.59%
2020	-	-
2021	-	-
2022	-	-
2023	-	-
Thereafter	-	-
	$15,000	1.59%